Note 13 - Promissory Note	3 Months Ended
Sep. 30, 2012
Promissory Note
Note 13 – Promissory Note

On August 10, 2012, the Company issued a promissory note for CAD$40,000 (the “Note”). The Note bore an annual interest rate of 12%, and was due on demand. The Note had a first priority interest in all the assets of the Company. On September 10, 2012, the promissory note was repaid in full with the interest payment of CAD$408.